Tax - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2016	Mar. 31, 2016
Tax effect of temporary differences
Net operating loss carry-forwards, after allocation of valuation allowances	SFr 2,594	SFr 2,594	SFr 2,348
Net deferred tax assets	6,271	6,271	SFr 6,291
Tax benefits associated with share-based compensation
Windfall tax benefits/(shortfall tax charge) recorded in additional paid-in capital	SFr (146)	SFr (126)